Property, equipment and leasehold improvement, net (Details Narrative) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Abstract]
Depreciation expenses	¥ 0.2	¥ 0.3